CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED (DEFICIT)/ SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Pre-IPO Ordinary shares CNY (¥) shares	Class A Ordinary Shares IPO Ordinary shares CNY (¥) shares	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class A Ordinary Shares shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares shares	Pre-IPO CNY (¥)	IPO Additional Paid-in Capital CNY (¥)	IPO CNY (¥)	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit CNY (¥)	Parent Company's Investment Deficit CNY (¥)	USD ($)	CNY (¥)
Balance at beginning of year at Dec. 31, 2015														¥ 10,567		¥ 10,567
Changes in equity
Parent company contribution														155,057		155,057
Share-based compensation expenses allocated from Jimu Parent														25,665		25,665
Net income/loss														(200,494)		(200,494)
Balance at end of year at Dec. 31, 2016														(9,205)		(9,205)
Changes in equity
Share-based compensation expenses allocated from Jimu Parent														31,018		31,018
Net income/loss														(84,860)		(84,860)
Contribution from shareholders														11		11
Foreign currency translation adjustments net of nil tax														841		841
Balance at end of year at Dec. 31, 2017														(62,195)		(62,195)
Balance at end of year (in shares) at Dec. 31, 2017 | shares				0		0
Changes in equity
Net income/loss													¥ 2,171		$ 315	2,171
Foreign currency translation adjustments net of nil tax												¥ 30,173			4,388	30,173
Completion of reorganization	¥ 59										¥ 113,110	841	(873,130)	¥ 62,195		(696,925)
Completion of reorganization (in shares) | shares	72,000,000
Share issuance	¥ 1	¥ 25					¥ 1	¥ 280,448	¥ 280,473
Share issuance (in shares) | shares	14,204	29,456,490
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares			¥ 144								1,437,530				209,101	1,437,674
Share issuance upon conversion and redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares (in shares) | shares			164,664,569
Repurchase of Class A Ordinary Shares	¥ (1)															(1)
Repurchase of Class A Ordinary Shares (in shares) | shares	(540,810)
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares	¥ (58)		¥ 15		¥ 43
Share issuance upon the redesignation of Pre-IPO Class A Ordinary Shares into Class A and Class B Ordinary Shares (in shares) | shares	(71,459,190)		19,676,695		51,782,495
Pre-IPO Preferred Shares redemption value accretion											(65,355)					(65,355)
Appropriation to statutory reserve										¥ 1,739			(1,739)
Share-based awards to employee of the Group											131,260					131,260
Share-based awards to employee of Jimu Parent											28,914					28,914
Deemed dividend to Jimu Parent in connection with the share-based awards to employee of Jimu Parent											(28,914)					(28,914)
Balance at end of year at Dec. 31, 2018			¥ 185		¥ 43					¥ 1,739	¥ 1,896,993	¥ 31,014	¥ (872,698)		$ 153,774	¥ 1,057,276
Balance at end of year (in shares) at Dec. 31, 2018 | shares			213,811,958	213,811,958	51,782,495	51,782,495